Deferred income tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax
Deferred tax assets	¥ 76,938	¥ 61,163	¥ 45,765
Deferred tax liabilities	(9)		(285)
Tax losses
Deferred income tax
Deferred tax assets	76,572	60,002	43,323
Other temporary differences
Deferred income tax
Deferred tax assets	366	¥ 1,161	¥ 2,442
Deferred tax liabilities	¥ (9)